Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000142731 | 525558201 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142731 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142731 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142731 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142731 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142731 | 253798102 | Digi International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142731 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142731 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142731 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 82982L103 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142731 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142731 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142731 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142731 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142731 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142731 | 913915104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142731 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142731 | 12510Q100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000142731 | 228903100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000142731 | 224441105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000142731 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000142731 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012946 | 525558201 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012946 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012946 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012946 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012946 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012946 | 253798102 | Digi International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012946 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012946 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012946 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 82982L103 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012946 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012946 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012946 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012946 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012946 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012946 | 913915104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012946 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012946 | 12510Q100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000012946 | 228903100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000012946 | 224441105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000012946 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000012946 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136097 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136097 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136097 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136097 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136097 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136097 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136097 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136097 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136097 | 126402106 | CSW Industrials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136097 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136097 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136097 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136097 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136097 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136097 | 12510Q100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000136097 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136097 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000136097 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000136097 | 485924104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000136097 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000136097 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136096 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136096 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136096 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136096 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136096 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136096 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136096 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136096 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136096 | 126402106 | CSW Industrials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136096 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136096 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136096 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136096 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136096 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136096 | 12510Q100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000136096 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136096 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000136096 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000136096 | 485924104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000136096 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000136096 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232594 | 253798102 | Digi International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232594 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232594 | 90184D100 | Twist Bioscience Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232594 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232594 | 92346J108 | Vericel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232594 | 893529107 | Transcat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 28617B606 | Electrovaya, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232594 | 46266A109 | iRadimed Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232594 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232594 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232594 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232594 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232594 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232594 | M7518J104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232594 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232594 | 72703X106 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000232594 | 02080L102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000232594 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000232594 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000232594 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232593 | 253798102 | Digi International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232593 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232593 | 90184D100 | Twist Bioscience Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232593 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232593 | 92346J108 | Vericel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232593 | 893529107 | Transcat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 28617B606 | Electrovaya, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232593 | 46266A109 | iRadimed Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232593 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232593 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232593 | 61747C608 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232593 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232593 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232593 | M7518J104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232593 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232593 | 72703X106 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000232593 | 02080L102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000232593 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000232593 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000232593 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%